UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2020

Date of reporting period:  March 31, 2020

Item 1. Report to Stockholders.

Smith Group Funds

Smith Group Large Cap Core Growth Fund

Investor Class Shares — BSLNX
Institutional Class Shares — BSLGX

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.smithgroupfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 877-764-8465 or by sending an e-mail request to info@smithasset.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 877-764-8465 or send an e-mail request to info@smithasset.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

Semi-Annual Report

www.smithgroupfunds.com	March 31, 2020

(This Page Intentionally Left Blank.)

SMITH GROUP LARGE CAP CORE GROWTH FUND

Value of $25,000 Investment (Unaudited)

The chart assumes an initial investment of $25,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return – As of March 31, 2020

	1 Year	5 Year	10 Year	Since Inception
Investor Class(1)	-11.65%	4.59%	9.88%	4.49%
Institutional Class(2)	-11.35%	4.82%	10.14%	4.74%
MSCI USA Growth Index(3)	1.91%	9.56%	12.59%	8.60%
S&P 500® Index(4)	-6.98%	6.73%	10.53%	6.37%

(1)
The Investor Class shares commenced operations on February 24, 2014.  Performance shown for the Investor Class shares, prior to the inception of the Investor Class, is based on performance of the Institutional Class shares, adjusted for the higher expenses applicable to Investor Class shares.

(2)	The Institutional Class shares commenced operations on June 1, 2007.
(3)
The MSCI USA Growth Index is replacing the S&P 500® Index as the Fund's primary benchmark because the MSCI USA Growth Index better tracks the Fund’s principal investment strategies.  The MSCI USA Growth Index captures large and mid cap securities exhibiting overall growth style characteristics in the US. The growth investment style characteristics for index construction are defined using five variables: long-term forward earnings per share (“EPS”) growth rate, short-term forward EPS growth rate, current internal growth rate and long-term historical EPS growth trend and long-term historical sales per share growth trend. One cannot invest directly in an index.

(4)	The S&P 500® Index is a stock market index based on the market capitalization of 500 large companies having common stock listed on the NYSE or NASDAQ. One cannot invest directly in an index.

SMITH GROUP LARGE CAP CORE GROWTH FUND

Sector Allocation(1) (Unaudited)
As of March 31, 2020
(% of Total Investments)

Top Ten Equity Holdings(1) (Unaudited)
As of March 31, 2020
(% of Net Assets)

Microsoft Corp.	5.1%
Apple, Inc.	4.6%
Adobe, Inc.	3.9%
Fortinet, Inc.	3.8%
Walmart, Inc.	3.6%
Amazon.com, Inc	3.4%
Eli Lilly & Co.	3.1%
Procter & Gamble Co.	3.1%
Alphabet, Inc., Class A	3.1%
Biogen, Inc.	3.0%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

SMITH GROUP LARGE CAP CORE GROWTH FUND

Expense Example (Unaudited)
March 31, 2020

As a shareholder of the Fund, you incur two types of costs: (1) transactions costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs including management fees; distribution and/or services (12b-1) fees; interest expense, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 – March 31, 2020).

ACTUAL EXPENSES

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs may have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(10/1/2019)	(3/31/2020)	(10/1/2019 to 3/31/2020)
Investor Class Actual(2)(3)	$1,000.00	$ 911.60	$5.07
Investor Class Hypothetical(4)
(5% return before expenses)	$1,000.00	$1,019.70	$5.35

Institutional Class Actual(2)(3)	$1,000.00	$ 912.70	$3.87
Institutional Class Hypothetical(4)
(5% return before expenses)	$1,000.00	$1,020.95	$4.09

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.06% and 0.81% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended March 31, 2020 of -8.84% and -8.73% for the Investor Class and Institutional Class, respectively.
(3)	Excluding interest expense, the actual expenses would be $4.97 and $3.78 for the Investor Class and Institutional Class, respectively.
(4)	Excluding interest expense, the hypothetical expenses would be $5.25 and $3.99 for the Investor Class and Institutional Class, respectively.

SMITH GROUP LARGE CAP CORE GROWTH FUND

Schedule of Investments (Unaudited)
March 31, 2020

	Shares	Value
COMMON STOCKS — 99.8%

Communication Services — 5.6%
Alphabet, Inc., Class A*	260	$302,107
Facebook, Inc., Class A*	1,450	241,860
		543,967
Consumer Discretionary — 13.4%
Amazon.com, Inc.*	170	331,452
AutoZone, Inc.*	330	279,180
Burlington Stores, Inc.*	1,380	218,675
Deckers Outdoor Corp.*	1,910	255,940
Target Corp.	2,440	226,847
		1,312,094
Consumer Staples — 6.7%
Procter & Gamble Co.	2,760	303,600
Walmart, Inc.	3,090	351,086
		654,686
Energy — 2.2%
Chevron Corp.	1,720	124,631
Exxon Mobil Corp.	2,480	94,166
		218,797
Financials — 4.4%
Bank of America Corp.	10,420	221,217
JPMorgan Chase & Co.	2,300	207,069
		428,286
Health Care — 19.1%
Baxter International, Inc.	3,180	258,184
Biogen, Inc.*	920	291,070
Bristol-Myers Squibb Co.	5,000	278,700
Centene Corp.*	4,420	262,592
Edwards Lifesciences Corp.*	1,250	235,775
Eli Lilly & Co.	2,210	306,571
Merck & Co., Inc.	3,160	243,130
		1,876,022
Industrials — 9.9%
Alaska Air Group, Inc.*	3,870	110,179
Dover Corp.	3,030	254,338
EMCOR Group, Inc.	3,160	193,771
Huntington Ingalls Industries, Inc.	1,120	204,075
Rockwell Automation, Inc.	1,410	212,783
		975,146

See Notes to the Financial Statements

SMITH GROUP LARGE CAP CORE GROWTH FUND

Schedule of Investments (Unaudited) – Continued
March 31, 2020

	Shares	Value
COMMON STOCKS — 99.8% (Continued)

Information Technology — 38.5%#
Adobe, Inc.*	1,205	$383,479
Akamai Technologies, Inc.*	2,770	253,427
Apple, Inc.	1,780	452,636
Automatic Data Processing, Inc.	2,110	288,395
Cadence Design Systems, Inc.*	3,949	260,792
Ciena Corp.*	6,770	269,514
EPAM Systems, Inc.*	1,450	269,207
Fortinet, Inc.*	3,680	372,306
Microsoft Corp.	3,160	498,364
NVIDIA Corp.	900	237,240
Oracle Corp.	4,810	232,467
Zebra Technologies Corp., Class A*	1,380	253,368
		3,771,195
Total Common Stocks
(Cost $9,332,152)		9,780,193

SHORT-TERM INVESTMENT — 0.2%
First American Treasury Obligations Fund, Class X, 0.32%^
(Cost $22,000)	22,000	22,000

Total Investments — 100.0% (Cost $9,354,152)		9,802,193
Liabilities in Excess of Other Assets — (0.0)%		(274)
Total Net Assets — 100.0%		$9,801,919

*	Non-income producing security.
#	As of March 31, 2020, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 9 in Notes to the Financial Statements.
^	The rate shown is the annualized seven day effective yield as of March 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

SMITH GROUP LARGE CAP CORE GROWTH FUND

Statement of Assets and Liabilities (Unaudited)
March 31, 2020

ASSETS:
Investments, at value (Cost: $9,354,152)	$9,802,193
Dividends & interest receivable	6,435
Receivable from Adviser	16,937
Receivable for capital shares sold	3,500
Prepaid expenses & other assets	19,045
Total Assets	9,848,110

LIABILITIES:
Payable for fund administration & accounting fees	12,535
Payable for audit fees	9,515
Payable for transfer agent fees & expenses	8,509
Payable for printing & mailing expense	5,867
Payable for legal fees	3,713
Payable for compliance fees	2,697
Payable for trustee fees	2,688
Payable for custody fees	605
Accrued distribution fees	62
Total Liabilities	46,191

NET ASSETS	$9,801,919

NET ASSETS CONSIST OF:
Paid-in capital	$8,219,808
Total distributable earnings	1,582,111
Net assets	$9,801,919

Investor Class:
Net assets	$121,874
Shares issued and outstanding(1)	19,933
Net asset value, redemption price and offering price per share	$6.11

Institutional Class:
Net assets	$9,680,045
Shares issued and outstanding(1)	1,586,641
Net asset value, redemption price and offering price per share	$6.10

(1)	Unlimited shares authorized, without par value.

See Notes to the Financial Statements

SMITH GROUP LARGE CAP CORE GROWTH FUND

Statement of Operations (Unaudited)
For the Six Months Ended March 31, 2020

INVESTMENT INCOME:
Dividend income	$85,829
Interest income	1,531
Total investment income	87,360

EXPENSES:
Fund administration & accounting fees (See Note 4)	52,876
Investment advisory fees (See Note 4)	44,314
Transfer agent fees and expenses (See Note 4)	27,352
Federal & state registration fees	18,565
Audit fees	9,516
Compliance fees (See Note 4)	7,320
Trustee fees	6,955
Legal fees	4,752
Custody fees (See Note 4)	4,389
Postage & printing fees	3,470
Other expenses	2,471
Insurance fees	732
Distribution fees — Investor Class (See Note 5)	447
Total expenses before interest expense	183,159
Interest expense (See Note 11)	1,632
Total expenses before waiver	184,791
Less: waiver from investment adviser (See Note 4)	(125,322)

Net expenses	59,469

NET INVESTMENT INCOME	27,891

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	1,429,739
Net change in unrealized appreciation/depreciation of investments	(1,893,348)
Net realized and unrealized loss on investments	(463,609)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(435,718)

See Notes to the Financial Statements

SMITH GROUP LARGE CAP CORE GROWTH FUND

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2020	Year Ended
	(Unaudited)	September 30, 2019
OPERATIONS:
Net investment income	$27,891	$258,504
Net realized gain on investments	1,429,739	5,352,597
Net change in unrealized
appreciation/depreciation on investments	(1,893,348)	(9,489,858)
Net decrease in net assets resulting from operations	(435,718)	(3,878,757)

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	100	324,987
Proceeds from reinvestment of distributions	89,762	72,485
Payments for shares redeemed	(433,178)	(821,155)
Decrease in net assets resulting from
Investor Class transactions	(343,316)	(423,683)
Institutional Class:
Proceeds from shares sold	54,397	6,128,139
Proceeds from reinvestment of distributions	3,597,358	4,087,033
Payments for shares redeemed	(6,916,669)	(35,893,633)
Decrease in net assets resulting from
Institutional Class transactions	(3,264,914)	(25,678,461)
Net decrease in net assets resulting
from capital share transactions	(3,608,230)	(26,102,144)

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(89,762)	(72,485)
Institutional Class	(3,634,134)	(4,166,487)
Total distributions to shareholders	(3,723,896)	(4,238,972)

TOTAL DECREASE IN NET ASSETS	(7,767,844)	(34,219,873)

NET ASSETS:
Beginning of period	17,569,763	51,789,636
End of period	$9,801,919	$17,569,763

See Notes to the Financial Statements

SMITH GROUP LARGE CAP CORE GROWTH FUND

Financial Highlights

For a Fund share outstanding throughout the periods

Investor Class
	Six Months
	Ended
	March 31,
	2020	Year Ended September 30,
	(Unaudited)	2019	2018	2017	2016	2015
PER SHARE DATA:
Net asset value, beginning of period	$8.80	$10.63	$10.05	$9.95	$10.47	$11.39

Investment operations:
Net investment income(1)	0.01	0.04	0.03	0.03	0.06	0.06
Net realized and unrealized
gain (loss) on investments	(0.39)	(1.00)	1.88	1.61	0.97	0.35
Total from investment operations	(0.38)	(0.96)	1.91	1.64	1.03	0.41

Less distributions from:
Net investment income	(0.09)	(0.03)	(0.05)	(0.07)	(0.07)	(0.05)
Net realized gains	(2.22)	(0.84)	(1.28)	(1.47)	(1.48)	(1.28)
Total distributions	(2.31)	(0.87)	(1.33)	(1.54)	(1.55)	(1.33)
Net asset value, end of period	$6.11	$8.80	$10.63	$10.05	$9.95	$10.47

TOTAL RETURN(2)	-8.84%	-8.04%	20.56%	18.48%	10.79%	3.21%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$122	$541	$1,134	$670	$703	$82
Ratio of expenses to average net assets:
Before expense
reimbursement/waiver(3)	2.68%	1.66%	1.38%	1.43%	1.40%	1.26%
After expense
reimbursement/waiver(3)	1.06%	1.07%	1.04%	1.04%	1.04%	1.04%
Ratio of expenses excluding interest
expense to average net assets:
Before expense
reimbursement/waiver(3)	2.66%	1.63%	1.38%	1.43%	1.40%	1.26%
After expense
reimbursement/waiver(3)	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%
Ratio of net investment income
to average net assets:
After expense
reimbursement/waiver(3)	0.14%	0.48%	0.28%	0.38%	0.66%	0.53%
Portfolio turnover(2)	17%	48%	42%	88%	61%	58%

(1)	Per share amounts calculated using the average shares method.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements

SMITH GROUP LARGE CAP CORE GROWTH FUND

Financial Highlights – Continued

For a Fund share outstanding throughout the periods

Institutional Class
	Six Months
	Ended
	March 31,
	2020	Year Ended September 30,
	(Unaudited)	2019	2018	2017	2016	2015
PER SHARE DATA:
Net asset value, beginning of period	$8.82	$10.64	$10.05	$9.97	$10.49	$11.40

Investment operations:
Net investment income(1)	0.02	0.07	0.05	0.06	0.09	0.09
Net realized and unrealized
gain (loss) on investments	(0.39)	(1.00)	1.88	1.60	0.96	0.36
Total from investment operations	(0.37)	(0.93)	1.93	1.66	1.05	0.45

Less distributions from:
Net investment income	(0.13)	(0.05)	(0.06)	(0.11)	(0.09)	(0.08)
Net realized gains	(2.22)	(0.84)	(1.28)	(1.47)	(1.48)	(1.28)
Total distributions	(2.35)	(0.89)	(1.34)	(1.58)	(1.57)	(1.36)
Net asset value, end of period	$6.10	$8.82	$10.64	$10.05	$9.97	$10.49

TOTAL RETURN(2)	-8.73%	-7.71%	20.71%	18.71%	11.03%	3.51%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$9,680	$17,029	$50,656	$48,691	$46,730	$57,073
Ratio of expenses to average net assets:
Before expense
reimbursement/waiver(3)	2.54%	1.38%	1.13%	1.18%	1.11%	1.01%
After expense
reimbursement/waiver(3)	0.81%	0.81%	0.79%	0.79%	0.79%	0.79%
Ratio of expenses excluding interest
expense to average net assets:
Before expense
reimbursement/waiver(3)	2.52%	1.36%	1.13%	1.18%	1.11%	1.01%
After expense
reimbursement/waiver(3)	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income
to average net assets:
After expense
reimbursement/waiver(3)	0.39%	0.74%	0.53%	0.63%	0.91%	0.78%
Portfolio turnover(2)	17%	48%	42%	88%	61%	58%

(1)	Per share amounts calculated using the average shares method.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements

SMITH GROUP LARGE CAP CORE GROWTH FUND

Notes to the Financial Statements (Unaudited)
March 31, 2020

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Smith Group Large Cap Core Growth Fund (“the Fund”), is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The Fund currently offers two classes of shares, the Investor Class and the Institutional Class. The Investor Class commenced operations on February 24, 2014. The Institutional Class began investing consistent with its investment objective on June 1, 2007. Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class.  The Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes — The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended March 31, 2020, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended March 31, 2020, the Fund did not have liabilities for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended March 31, 2020, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended September 30, 2016.

Security Transactions and Investment Income — The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities are amortized over the expected life of the respective securities using the constant yield method.

The Fund distributes substantially all net investment income and net realized capital gains, if any, at least annually, typically during the month of December. The Fund may make additional distributions if deemed to be desirable any time during the year.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax

SMITH GROUP LARGE CAP CORE GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2020

purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Allocation of Income, Expenses and Gains/Losses — Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (see Note 5). Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 —
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities — Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price

SMITH GROUP LARGE CAP CORE GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2020

(“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

Short-Term Investments — Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$9,780,193	$—	$—	$9,780,193
Short-Term Investment	22,000	—	—	22,000
Total Investments	$9,802,193	$—	$—	$9,802,193

Refer to the Schedule of Investments for further information on the industry classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Smith Asset Management Group, L.P. (“the Adviser”) to furnish investment advisory services to the Fund.  For its services, the Fund pays the Adviser a monthly management fee equal to 0.61% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, brokerage commissions, interest, taxes, and extraordinary expenses) based upon the average daily net assets of the Fund do not exceed 1.04% and 0.79% of the Investor Class and Institutional Class, respectively.

Fees waived by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred. The Operating Expense Limitation Agreement is indefinite in term, and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board

SMITH GROUP LARGE CAP CORE GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2020

or the Adviser, with the consent of the Board. During the period ended March 31, 2020, the Adviser did not recoup any of the previously waived fees.  Waived fees subject to potential recovery by month of expiration are as follows:

Expiration	Amount
April 2020 — September 2020	$90,714
October 2020 — September 2021	165,939
October 2021 — September 2022	200,449
October 2022 — March 2023	125,322

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended March 31, 2020, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar, the Fund’s distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

5.  DISTRIBUTION COSTS

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class’ average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. For the period ended March 31, 2020, the Investor Class incurred expenses of $447 pursuant to the Plan.

SMITH GROUP LARGE CAP CORE GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2020

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
Investor Class:
Shares sold	12	34,824
Shares issued to holders in reinvestment of dividends	12,179	9,187
Shares redeemed	(53,663)	(89,290)
Net decrease in Investor Class shares	(41,472)	(45,279)

Institutional Class:
Shares sold	7,103	731,368
Shares issued to holders in reinvestment of dividends	489,436	518,659
Shares redeemed	(841,508)	(4,078,241)
Net decrease in Institutional Class shares	(344,969)	(2,828,214)

Net decrease in shares outstanding	(386,441)	(2,873,493)

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended March 31, 2020, were as follows:

U.S. Government Securities		Other
Purchases	Sales	Purchases	Sales
$—	$—	$2,335,626	$10,267,862

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at September 30, 2019, the Fund’s most recently completed fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross	Net	Federal Income
Appreciation	Depreciation	Appreciation	Tax Cost
$2,709,918	$(432,238)	$2,271,680	$16,055,769

Any difference between book and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

At September 30, 2019, components of distributable earnings (deficit) on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Distributable
Ordinary Income	Capital Gains	Losses	Appreciation	Earnings
$188,140	$3,285,280	$(3,375)	$2,271,680	$5,741,725

SMITH GROUP LARGE CAP CORE GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2020

As of September 30, 2019, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.  For the taxable year ended September 30, 2019, the Fund did not defer any qualified late year losses.

The tax character of distributions paid during the period ended March 31, 2020, was as follows:

	Long-Term
Ordinary Income*	Capital Gains	Total
$221,602	$3,502,294	$3,723,896

The tax character of distributions paid during the year ended September 30, 2019, was as follows:

	Long-Term
Ordinary Income*	Capital Gains	Total
$501,286	$3,737,686	$4,238,972

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

9.  SECTOR RISK

As of March 31, 2020, the Fund had a significant portion of its assets invested in the information technology sector. The information technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

10.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of March 31, 2020, Charles Schwab & Co., Inc. and TD Ameritrade, Inc. owned 27.84% and 26.25% respectively of the outstanding shares of the Fund.

11.  LINE OF CREDIT

The Fund has established an unsecured Line of Credit (“LOC”) in the amount of $5,000,000, 15% of the gross market value of the Fund, or 33.33% of the fair value of the Fund’s investments, whichever is less. The LOC matures unless renewed on July 24, 2020. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants in connection with shareholder redemptions and other short-term liquidity needs of the Fund. The LOC is with the Custodian. Interest is charged at the prime rate which was 3.25% as of March 31, 2020. The interest rate during the period was between 3.25% and 5.00%. The weighted average interest rate paid on outstanding borrowings was 4.64%. The Fund has authorized the Custodian to charge any of the Fund’s accounts for missed payments.

SMITH GROUP LARGE CAP CORE GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2020

For the period ended March 31, 2020, the Fund’s credit facility activity was as follows:

Average	Amount Outstanding	Interest	Maximum	Maximum
Borrowings	as of March 31, 2020	Expense	Borrowing	Borrowing Date
$69,262	$—	$1,632	$2,189,000	December 17, 2019

12.  SUBSEQUENT EVENTS

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

Based upon a recommendation by the Adviser, the Board has approved a plan of Liquidation for the Fund as a series of the Trust, pursuant to which the Fund will be liquidated on or around July 6, 2020 (the “Liquidation”). The Adviser has determined that the Fund has limited prospects for meaningful growth. As a result, the Adviser and the Board believe the Liquidation of the Fund is in the best interest of shareholders.

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

SMITH GROUP LARGE CAP CORE GROWTH FUND

Additional Information (Unaudited)
March 31, 2020

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Smith Asset Management Group, L.P.

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 17-18, 2020, the Trust’s Board of Trustees (“Board”), each of whom were present in person, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Smith Asset Management Group, L.P. (“Smith Group” or the “Adviser”) regarding the Smith Group Large Cap Core Growth Fund (the “Fund”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 7, 2020, the Trustees received and considered information from Smith Group and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services provided by Smith Group with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by Smith Group; (3) the costs of the services provided by Smith Group and the profits realized by Smith Group from services rendered to the Fund;  (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Smith Group resulting from its relationship with the Fund.  In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them and did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board throughout the course of the year, including at a telephonic presentation by representatives of Smith Group, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Smith Group set forth in the Investment Advisory Agreement continue to be fair and reasonable in light of the services that Smith Group performs, the investment advisory fees that the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Smith Group provides under the Investment Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining for the Fund the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting all proxies, if any, with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Smith Group effected on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws.

SMITH GROUP LARGE CAP CORE GROWTH FUND

Additional Information (Unaudited) – Continued
March 31, 2020

The Trustees considered Smith Group’s strong capitalization and its assets under management.  The Trustees then considered the investment philosophy of the Fund’s portfolio managers and noted their significant investment management experience.  The Trustees concluded that they are satisfied with the nature, extent and quality of services that Smith Group provides to the Fund under the Investment Advisory Agreement.

Fund Historical Performance and the Overall Performance of Smith Group.  In assessing the quality of the portfolio management delivered by Smith Group, the Trustees reviewed the short-term and long-term performance of the Fund on both an absolute basis and in comparison to appropriate benchmark indices, the Fund’s peer funds according to Morningstar classifications, and the composite of separate accounts that Smith Group manages utilizing similar investment strategies as that of the Fund.  When comparing the Fund’s performance against its Morningstar peer group, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from funds in the peer group.  The Trustees noted that the Fund underperformed its peer group median and average over the year-to-date, one-year, three-year and five-year periods ended October 31, 2019, but outperformed the peer group median and average over the ten-year period ended October 31, 2019.  The Trustees observed that the Fund underperformed its primary and secondary benchmarks across all periods. The Trustees considered that the Fund had achieved positive absolute returns since inception and across all reviewed periods. The Trustees then observed that the Fund’s performance was generally consistent with the performance of its composite of separately managed accounts that had similar investment strategies to the Fund.

Cost of Advisory Services and Profitability.  The Trustees considered the advisory fee that the Fund pays to Smith Group under the Investment Advisory Agreement, as well as Smith Group’s profitability from services that it rendered to the Fund during the 12-month period ended September 30, 2019.  The Trustees also considered the effect of an expense limitation agreement on Smith Group’s compensation and that Smith Group has contractually agreed to reduce its advisory fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus. The Trustees noted the management fees Smith Group charges to separately managed accounts with similar investment strategies and similar asset levels as the Fund are lower than the advisory fees that the Fund pays to Smith Group.  They also noted, however, that Smith Group has additional responsibilities with respect to the Fund, including additional portfolio management and compliance obligations and the preparation of Board and shareholder materials, which justify the higher fees.  The Trustees concluded that Smith Group’s service relationship with respect to the Fund was not profitable.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of contractual expenses borne by the Fund and those of funds in the same Morningstar peer group.  The Trustees noted that the Fund’s management fee was equal to the peer group average and slightly above the median.  After fee waivers and expense reimbursements of the Fund, the total expenses of the Fund’s Institutional Class were lower than, and the Investor Class were higher than, the peer group median and average. The Trustees also considered the average net assets of funds comprising the peer group for the Fund were significantly higher than the assets of that Fund.  The Trustees observed that when the peer group was limited to funds that had similar assets to the Fund, the total expenses of the Institutional Class and Investor Class were below the peer group average. The Trustees also noted that when the peer group was limited to funds that had similar assets to the Fund, after fee waivers and expense reimbursements, the total expenses of the Fund’s Institutional Class were below the peer group median and the Investor Class were slightly above. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Smith Group’s advisory fees with respect to the Fund continue to be reasonable.

SMITH GROUP LARGE CAP CORE GROWTH FUND

Additional Information (Unaudited) – Continued
March 31, 2020

Economies of Scale.  The Trustees considered whether the Fund may benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints.  The Trustees noted given current asset levels, it was not necessary to consider the implementation of fee breakpoints at the present time, but agreed to revisit the issue in the future as circumstances change and asset levels increase.  The Trustees also considered Smith Group’s commitment to consider breakpoints in the future in response to asset growth.

Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the Fund. The Trustees considered the extent to which Smith Group utilizes soft dollar arrangements with respect to portfolio transactions, and considered that Smith Group does not use affiliated brokers to execute the Fund’s portfolio transactions.  While the Trustees noted Rule 12b-1 fees may be paid for shareholder and distribution services performed on behalf of the Fund, the Trustees also observed that the distribution expenses that Smith Group incurred significantly exceed any Rule 12b-1 payments from the Fund.  The Trustees considered that Smith Group may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Smith Group does not receive additional material benefits from its relationship with the Fund.

SMITH GROUP LARGE CAP CORE GROWTH FUND

Additional Information (Unaudited) – Continued
March 31, 2020

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Fund’s Form N-Q or Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Form N-Q or Part F of Form N-PORT is available without charge upon request by calling 1-877-764-8465.

AVAILABILITY OF FUND PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-877-764-8465.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-877-764-8465, or (2) on the SEC’s website at www.sec.gov.

SMITH GROUP LARGE CAP CORE GROWTH FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

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INVESTMENT ADVISER
Smith Asset Management Group, L.P.
100 Crescent Court, Suite 1150
Dallas, Texas 75201

DISTRIBUTOR
Quasar Distributors, LLC
111 E. Kilbourn Avenue, Suite 1250
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank N.A.
1555 N. Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 N. Water Street, Suite 830
Milwaukee, Wisconsin 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-877-764-8465.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed as issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    June 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    June 4, 2020

By (Signature and Title)      /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    June 4, 2020